Financial risk management - Estimation of fair value (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Financial liabilities, at FVPL
Financial risk management
Financial liabilities	$ 60,369	$ 24,809
Financial liabilities, at FVPL | Level 2
Financial risk management
Financial liabilities	26,957	13,836
Financial liabilities, at FVPL | Level 3
Financial risk management
Financial liabilities	33,412	10,973
Financial liabilities, at FVPL | Derivatives
Financial risk management
Financial liabilities	60,369	24,809
Financial liabilities, at FVPL | Derivatives | Level 2
Financial risk management
Financial liabilities	26,957	13,836
Financial liabilities, at FVPL | Derivatives | Level 3
Financial risk management
Financial liabilities	33,412	10,973
Financial assets, at FVOCI | Equity financial assets
Financial risk management
Financial assets		11,710
Financial assets, at FVOCI | Equity financial assets | Level 1
Financial risk management
Financial assets		11,710
Financial assets, at FVPL
Financial risk management
Financial assets	53,398
Financial assets, at FVPL | Level 2
Financial risk management
Financial assets	40,227
Financial assets, at FVPL | Level 3
Financial risk management
Financial assets	13,171
Financial assets, at FVPL | Equity financial assets
Financial risk management
Financial assets	2,294	1,597
Financial assets, at FVPL | Equity financial assets | Level 3
Financial risk management
Financial assets	2,294	1,597
Financial assets, at FVPL | Derivatives
Financial risk management
Financial assets	51,104	29,011
Financial assets, at FVPL | Derivatives | Level 2
Financial risk management
Financial assets	40,227	9,179
Financial assets, at FVPL | Derivatives | Level 3
Financial risk management
Financial assets	$ 10,877	19,832
Financial assets, at FVPL and FVOCI
Financial risk management
Financial assets		42,318
Financial assets, at FVPL and FVOCI | Level 1
Financial risk management
Financial assets		11,710
Financial assets, at FVPL and FVOCI | Level 2
Financial risk management
Financial assets		9,179
Financial assets, at FVPL and FVOCI | Level 3
Financial risk management
Financial assets		$ 21,429